Income Taxes (Schedule of Difference in Income Tax Effects Comprising Company's Deferred Income Tax Assets and Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Deferred income tax assets:
Inventories	$ 553	$ 551
Other accrued expenses	401	207
Depreciation and amortization	546	715
State income taxes	90	167
Share-based compensation	117	100
Research and development capitalization	40	408
International interest expense carryforwards	56	52
Net operating loss and credit carryforwards	315	410
Outside basis difference related to the anticipated sale of the Spinal Implants business	0	170
Other	352	310
Total deferred income tax assets	2,470	3,090
Less valuation allowances	(148)	(228)
Net deferred income tax assets	2,322	2,862
Deferred income tax liabilities:
Depreciation and amortization	(1,222)	(1,141)
Undistributed earnings	(139)	(61)
Total deferred income tax liabilities	(1,361)	(1,202)
Net deferred income tax assets	961	1,660
Noncurrent deferred income tax assets	1,098	1,742
Noncurrent liabilities—Other liabilities	$ (137)	$ (82)